SUBSEQUENT EVENTS (Details Narrative) - Subsequent Event [Member] - $ / shares		1 Months Ended					3 Months Ended
	Apr. 13, 2020	Oct. 28, 2020	Sep. 16, 2020	Aug. 27, 2020	Dec. 19, 2019	Nov. 22, 2019	Oct. 31, 2020	Nov. 04, 2019
Private Placement [Member] | Restricted Stock [Member]
Stock issued during period, Restricted shares, Per share					$ 0.10
Stock issued during period, Restricted shares, Shares					102,642
Private Placement [Member] | Restricted Stock [Member] | Chief Financial Officers [Member]
Stock issued during period, Restricted shares, Per share						$ 0.10
Stock issued during period, Restricted shares, Shares						300,000
Beijing Radish Green Vegetable Education Technology Co Ltd [Member]
Ordinary shares received upon closing								37,500,000
Ford Moore [Member] | Private Placement [Member]
Stock issued during period, Restricted shares, Per share	$ 0.05
Stock issued during period, Restricted shares, Shares	1,000,000
Ruby Hui [Member] | Private Placement [Member]
Stock issued during period, Restricted shares, Per share		$ 0.05	$ 0.05	$ 0.05
Stock issued during period, Restricted shares, Shares							1,878,445
Stock issued, issue percentage		5.00%	5.00%	5.00%